Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 340,613	$ 405,549,985		$ (15,348,909)	$ (9,567,929)	$ 380,973,760
Balance (in shares) at Dec. 31, 2017	32,139,956
Net proceeds from equity offerings	$ 9,579	7,321,871				7,331,450
Net proceeds from equity offerings(shares)	957,875
Share-based compensation		1,636,547				1,636,547
Loss for the year					(42,939,001)	(42,939,001)
Balance at Dec. 31, 2018	$ 350,192	414,508,403		(15,348,909)	(52,925,752)	346,583,934
Balance (in shares) at Dec. 31, 2018	33,097,831
Cumulative effect of accounting change					(418,822)	(418,822)
Share-based compensation		2,333,091				2,333,091
Loss for the year					(22,861,257)	(22,861,257)
Balance at Dec. 31, 2019	$ 350,192	416,841,494		(15,348,909)	(75,787,009)	$ 326,055,768
Balance (in shares) at Dec. 31, 2019	33,097,831					33,097,831
Net proceeds from equity offerings	$ 1,875	(1,875)
Net proceeds from equity offerings(shares)	187,424
Share-based compensation		3,000,672				$ 3,000,672
Payment of dividend		(1,659,308)				(1,659,308)
Repurchase of common stock				(286,856)		(286,856)
Repurchase of common stock (in shares)	(98,652)
Changes in unrealized loss on cash flow hedges			$ (729,135)			(729,135)
Loss for the year					(6,046,195)	(6,046,195)
Balance at Dec. 31, 2020	$ 352,067	$ 418,180,983	$ (729,135)	$ (15,635,765)	$ (81,833,204)	$ 320,334,946
Balance (in shares) at Dec. 31, 2020	33,186,603					33,186,603